STATEMENTS OF FINANCIAL POSITION (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 3,285	$ 3,036
Accounts receivable	0	0
Prepaid expenses	4,231	2,017
Total current assets	7,516	5,053
Total Assets	7,516	5,053
Current liabilities
Accounts payable and accrued expenses	561,902	499,041
Notes Payable	106,853	73,729
Notes Payable – Related Parties	$ 79,502	$ 41,876
Accrued dividends	5,129,256	4,657,601
Preferred shares – Note 4	2,237,443	2,237,443
Total current liabilities	8,114,956	7,509,690
Total Liabilities	8,114,956	7,509,690
SHAREHOLDERS' EQUITY
Authorized: 100,000,000 shares Issued: 87,467,288 (Mar.2008: 87,467,288)	874,673	874,673
Additional paid-in-capital	63,362,764	63,362,764
Stock Option Reserve	320,395	320,395
Accumulated deficit	(72,665,272)	(72,062,469)
Total Shareholder Equity	(8,107,440)	(7,504,637)
Total Liabilities and Shareholders' Equity	$ 7,516	$ 5,053